Leases - Impacts to the Consolidated Financial Statements on Transition (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Right-of-use assets	$ 1,789,000,000	$ 1,539,000,000
Lease liabilities	$ 1,809,000,000	$ 1,539,000,000	$ 0
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.00%
Leases previously reported as commitments at December 31, 2018			$ 1,430,000,000
Impact of discounting		$ (317,000,000)
Leases previously reported as commitments, discounted at January 1, 2019		1,113,000,000
Lease extension options and renewals reasonably certain to be exercised		243,000,000
Arrangements determined to be leases under IFRS 16		83,000,000
Leases entered into on behalf of a joint operation		$ 100,000,000